Business acquisition - Myhayo - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed:
Gain on bargain purchase (Note 21)			$ 285
Settlement of purchase consideration payable			$ (1,694)
Mahayo
Business acquisition
Equity interest (as a percent)		40.00%
Fair value of cash consideration transferred		$ 726
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		2,420
Other current assets		6,329
Property and equipment		8
Intangible asset		697
Current liabilities		(6,688)
Deferred tax liabilities		(238)
Non-controlling interests		(1,517)
Total identifiable net assets acquired		1,011
Gain on bargain purchase (Note 21)		$ 285
Settlement of purchase consideration payable	$ 726